9. Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016
Notes
9. Subsequent Events

9. Subsequent Events

We have evaluated subsequent events through the date of issuance of the financial statements, and did not have any material recognizable subsequent events after July 31, 2016 other than the following:

(a) On August 18, 2016, the Company issued a convertible debenture to a non-related party for $27,000. Pursuant to the agreement, the note was issued with a 10% original issue discount and as such the purchase price was $30,000.  Under the terms of the debenture, the amount is unsecured, bears interest at 8% per annum, and is due on August 18, 2017. The debenture is convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.

In connection with the debt financing, the Company paid financing costs of $7,000.

 (b) On September 6, 2016, the Company issued 500,000 common shares to a consultant pursuant to a consulting agreement dated August 26, 2016.

NOTE 10.  Subsequent Events

a) On May 17, 2016, the Company issued a convertible promissory note to an unrelated party for $33,000. Pursuant to the agreement, the note was issued with a 10% original issue discount and as such the purchase price was $30,000. The note is convertible into common stock of the Company at a price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company. The promissory note shall bear interest at 10% per annum and is due on May 17, 2017.

b) On June 13, 2016, the Company issued 3,217,352 shares of common stock for the conversion of $8,368 of convertible debentures, as noted in Note 5(b).

c) On June 28, 2016, the Company issued 1,176,470 shares of common stock for the conversion of $3,000 of convertible debentures, as noted in Note 5(a).

d) On July 27, 2016, the Company issued 1,579,800 shares of common stock for the conversion of $4,000 of convertible debentures and $28 of accrued interest, as noted in Note 5(a).

9. Subsequent Events

9. Subsequent Events

We have evaluated subsequent events through the date of issuance of the financial statements, and did not have any material recognizable subsequent events after July 31, 2016 other than the following:

(a) On August 18, 2016, the Company issued a convertible debenture to a non-related party for $27,000. Pursuant to the agreement, the note was issued with a 10% original issue discount and as such the purchase price was $30,000.  Under the terms of the debenture, the amount is unsecured, bears interest at 8% per annum, and is due on August 18, 2017. The debenture is convertible into common shares of the Company at a conversion price equal to 55% of the lowest trading price of the Company's common shares for the past 15 trading days prior to notice of conversion.

In connection with the debt financing, the Company paid financing costs of $7,000.

 (b) On September 6, 2016, the Company issued 500,000 common shares to a consultant pursuant to a consulting agreement dated August 26, 2016.

NOTE 10.  Subsequent Events

a) On May 17, 2016, the Company issued a convertible promissory note to an unrelated party for $33,000. Pursuant to the agreement, the note was issued with a 10% original issue discount and as such the purchase price was $30,000. The note is convertible into common stock of the Company at a price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company. The promissory note shall bear interest at 10% per annum and is due on May 17, 2017.

b) On June 13, 2016, the Company issued 3,217,352 shares of common stock for the conversion of $8,368 of convertible debentures, as noted in Note 5(b).

c) On June 28, 2016, the Company issued 1,176,470 shares of common stock for the conversion of $3,000 of convertible debentures, as noted in Note 5(a).

d) On July 27, 2016, the Company issued 1,579,800 shares of common stock for the conversion of $4,000 of convertible debentures and $28 of accrued interest, as noted in Note 5(a).